6. STOCK-BASED COMPENSATION (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Stock-Based Compensation Details 1
Stock price on grant date, maximum	$ 0.03	$ 0.0071
Stock price on grant date, minimum	$ 0.0071	$ 0.0071
Expected dividend yield	0.00%	0.00%
Volatility Minimum	238.96%	270.33%
Volatility Maximum	273.09%	270.33%
Weighted average Risk-free interest rate minimum	0.77%	0.14%
Weighted average Risk-free interest rate maximum	0.95%	0.14%
Weighted average expected life	4 years	4 years
Weighted average expected life, maximum	5 years	4 years